Acquisitions, Dispositions, Ventures and Plant Closures (Tables)	12 Months Ended
Dec. 31, 2012
Consumer Specialties [Member] | Spondon, UK [Member]
Acquisitions, Dispositions, Ventures and Plant Closures [Line Items]
Schedule of Restructuring and Related Costs
The exit costs and plant shutdown costs related to the closure of the acetate flake and acetate tow manufacturing operations in Spondon, Derby, United Kingdom (Note 17) are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Employee termination benefits	(5)	(4)	(15)
Asset impairments	(8)	—	(72)
Total exit costs recorded to Other (charges) gains, net	(13)	(4)	(87)

Accelerated depreciation	(6)	(7)	(6)
Other	(5)	(3)	—
Total plant shutdown costs	(11)	(10)	(6)

Acetyl Intermediates [Member] | Pardies, France [Member]
Acquisitions, Dispositions, Ventures and Plant Closures [Line Items]
Schedule of Restructuring and Related Costs
The exit costs and plant shutdown costs related to the Project of Closure (Note 17) are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Employee termination benefits	(2)	(4)	(6)
Asset impairments	—	—	(1)
Contract termination costs	—	—	(3)
Reindustrialization costs	—	—	(3)
Other	—	—	1
Total exit costs recorded to Other (charges) gains, net	(2)	(4)	(12)

Gain (loss) on disposition of assets, net	—	1	—
Inventory write-offs	—	—	(4)
Accelerated depreciation	—	—	—
Other	(8)	(4)	(8)
Total plant shutdown costs	(8)	(3)	(12)